Note 8 - Loan Receivable (Details) (Lang Fang Developer [Member], USD $)	12 Months Ended
Dec. 31, 2014
Lang Fang Developer [Member]
Note 8 - Loan Receivable (Details) [Line Items]
Equity Interest Pledged as Collateral, Percentage	100.00%
Equity Method Investment, Other than Temporary Impairment	$ 0